SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

DWS Floating Rate Fund

The “Non‐diversification risk” information contained under the “MAIN RISKS” section within the summary prospectus is hereby removed.

Please Retain This Supplement for Future Reference

July 18, 2014 PROSTKR‐419